ACCRUED EXPENSES AND OTHER LIABILITIES (Schedule of Accrued Expenses and Other Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 22,082	$ 17,959
Government authorities	6,145	4,837
Accrued expenses	7,842	8,892
Other short-term liabilities	1,752	1,160
Accrued expenses and other liabilities, total	$ 37,821	$ 32,848